Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
RBI’s Compensation Committee generally makes grants to executives, including named executive officers, at a meeting early in the calendar year and delegates to the CEO the ability to make grants to a broad group of other employees. Such grants are issued at a set grant date that is generally a week or more after the release of financial information for the prior fiscal year so that such grants are made after the market has incorporated any material non-public information. Additional grants may be made by the Compensation Committee or its delegate at such other times as necessary for business purposes related to employee promotion, retention, or new hires. Although RBI does not have a formal policy with respect to the timing of equity-based awards, we determine a specific calendar of trading blackout dates each year, and awards of options and other stock appreciation rights are not granted in proximity to the release of material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false